Equity (Tables)	12 Months Ended
Dec. 31, 2024
Textblock 1 [Abstract]
Schedule of Increase in Share Capital

Classification	Description
Purpose	Funding for capital and operating expenditures and repayment of debts

Type of shares issued	Common stock
Number of shares issued	142,184,300 shares
The amount per shares	~~W~~ 9,090
16.
Equity, Continued

Capital surplus as of December 31, 2023 and 2024 are as follows:

(In millions of won)
	December 31, 2023		December 31, 2024
Share premium	₩	2,251,113	2,821,006
Other capital surplus		—	(47,419)
Total	₩	2,251,113	2,773,587

(b)
Reserves

Reserves consist mainly of the following:

Translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of overseas subsidiaries and others.

Other comprehensive income (loss) from associates

The other comprehensive income (loss) from associates comprises the amount related to change in equity of investments in equity accounted investees.

Other comprehensive income (loss) held for sale

The other comprehensive income (loss) held for sale comprises the translation reserve from the disposal groups held for sale.

Reserves as of December 31, 2023 and 2024 are as follows:

(In millions of won)
	December 31, 2023		December 31, 2024
Foreign currency translation differences	₩	548,792	1,025,319
Other comprehensive loss from associates		(32,816)	(29,496)
Other comprehensive income held for sale		—	291,363
Total	₩	515,976	1,287,186

16.
Equity, Continued

The movement in reserves for the years ended December 31, 2022, 2023 and 2024 are as follows:

(In millions of won)
	Loss on valuation of derivatives		Foreign currency translation differences	Other comprehensive income (loss) from associates (excluding remeasurements)	Other comprehensive income (loss) held for sale	Total
January 1, 2022	₩	(9,227)	566,651	(20,282)	—	537,142
Change in reserves		9,227	(57,031)	(9,710)	—	(57,514)
December 31, 2022		—	509,620	(29,992)	—	479,628
January 1, 2023		—	509,620	(29,992)	—	479,628
Change in reserves		—	39,172	(2,824)	—	36,348
December 31, 2023		—	548,792	(32,816)	—	515,976
January 1, 2024		—	548,792	(32,816)	—	515,976
Change in reserves		—	476,527	3,320	291,363	771,210
December 31, 2024	₩	—	1,025,319	(29,496)	291,363	1,287,186

(c)
Retained earnings (accumulated deficit) as of December 31, 2023 and 2024 are as follows:

(In millions of won)
	December 31, 2023		December 31, 2024
Legal reserve (*)	₩	235,416	235,416
Other reserve		68,251	68,251
Defined benefit plan actuarial income (loss)		47,087	(84,833)
Unappropriated retained earnings (accumulated deflict)		2,325,260	(237,346)
Total(*)	₩	2,676,014	(18,512)

(*) The Commercial Code of the Republic of Korea requires the Parent Company to appropriate, as a legal reserve, an amount equal to a minimum of 10% of cash dividends paid until such reserve equals 50% of its issued share capital. The reserve is not available for the payment of cash dividends, but may be transferred to share capital or used to reduce accumulated deficit.

17.
Information about geographical areas and products

Details of information of geographical areas and products for the years ended December 31, 2022, 2023 and 2024 are as follows:

(a)
Revenue by geography (Customer based)

(In millions of won)
Geography	2022 (*)		2023	2024
Domestic	₩	678,246	633,529	1,007,200
Foreign
China		17,434,407	14,704,357	18,150,480
Asia (excluding China)		2,796,648	2,397,980	3,228,369
North America		3,078,924	2,079,628	2,282,754
Europe		2,376,512	1,515,325	1,946,544
Subtotal	₩	25,686,491	20,697,290	25,608,147
Total	₩	26,364,737	21,330,819	26,615,347

(*) Revenue for 2022 excludes ~~W~~212,956 million of forward exchange hedging loss which was reclassified from accumulated other comprehensive income to revenue when the sales from the hedged forecast transactions are recognized.

Revenue from Customer A and Customer B amount to ~~W~~14,281,844 million and ~~W~~3,767,278 million, respectively, for the year ended December 31, 2024 (the year ended December 31, 2022: ~~W~~11,731,702 million and ~~W~~4,699,282 million, 2023: ~~W~~11,119,769 million and ~~W~~3,371,229 million, respectively). The aggregated revenues from the Group’s top ten customers accounted for 89% of revenue for the year ended December 31, 2024 (the year ended December 31, 2022: 86%, 2023: 87%).

17.
Information about geographical areas and products, Continued
(b)
Non-current assets by geography

(In millions of won)
	December 31, 2023				December 31, 2024
Geography	Property, plant and equipment		Intangible assets	Investment Property	Property, plant and equipment	Intangible assets	Investment Property
Domestic	₩	13,583,136	1,683,116	32,995	11,913,201	1,485,876	27,911
Foreign
China		3,358,395	32,009	—	2,099,653	16,792	—
Vietnam		3,244,729	31,472	—	3,181,152	41,574	—
Others		14,072	27,358	—	8,867	14,165	—
Subtotal	₩	6,617,196	90,839	—	5,289,672	72,531	—
Total	₩	20,200,332	1,773,955	32,995	17,202,873	1,558,407	27,911

(c)
Revenue by type of products and services

(In millions of won)
	2022 (*1)		2023	2024
TV	₩	6,975,269	4,331,474	5,972,637
IT		11,197,954	7,853,034	9,419,615
Mobile and others(*2)		6,371,472	7,146,998	8,942,349
AUTO		1,820,042	1,999,313	2,280,746
Total(*2)	₩	26,364,737	21,330,819	26,615,347

(*1) Revenue for 2022 excludes ~~W~~212,956 million of forward exchange hedging loss which was reclassified from accumulated other comprehensive income to revenue when the sales from the hedged forecast transactions are recognized.

(*2) This includes royalties and other revenue.

For the year ended December 31, 2024, the revenue from OLED products comprised 55% (for the year ended December 31, 2022: 40%, 2023: 48%) of the total revenue.

For the year ended December 31, 2024, the revenue recognized by satisfying performance obligation for the amount received from the customer in prior reporting periods is ~~W~~ 589,055 million.

For the years ended December 31, 2022 and 2023, the revenue recognized by satisfying performance obligation for the amount received from the customer in prior reporting periods were not material.

18.
The Nature of Expenses

The classification of expenses by nature for the years ended December 31, 2022, 2023 and 2024 are as follows:

(In millions of won)
	2022		2023	2024
Changes in inventories	₩	477,457	345,190	(143,513)
Purchases of raw materials		13,435,265	10,810,985	12,973,989
Depreciation and amortization		4,557,456	4,213,742	5,125,637
Outsourcing		1,147,856	922,565	1,159,520
Labor		3,669,275	3,439,608	3,714,001
Supplies and others		1,212,142	938,568	987,265
Utility		1,189,105	1,193,025	1,397,669
Fees and commissions		834,449	704,763	740,863
Shipping		310,945	124,770	172,081
Advertising		108,315	76,404	67,092
Warranty		251,395	101,846	113,689
Travel		66,428	66,201	53,244
Taxes and dues		144,038	129,784	135,982
Others		832,702	773,532	678,424
Total(*)	₩	28,236,828	23,840,983	27,175,943

(*) Total expenses consist of cost of sales, selling, administrative, research and development expenses.

19.
Selling and Administrative Expenses

Details of selling and administrative expenses for the years ended December 31, 2022, 2023 and 2024 are as follows:

(In millions of won)
	2022		2023	2024
Salaries	₩	354,709	372,966	579,784
Expenses related to defined benefit plans		26,872	24,822	22,596
Other employee benefits		91,396	86,692	84,007
Shipping		213,613	91,960	119,325
Fees and commissions		272,337	253,495	246,020
Depreciation and amortization		263,739	264,982	266,159
Taxes and dues		69,851	65,528	63,382
Advertising		108,315	76,404	67,092
Warranty		251,395	101,846	113,689
Insurance		15,100	13,610	14,216
Travel		17,912	18,421	13,122
Training		15,458	9,775	9,306
Others		126,022	95,186	89,611
Total	₩	1,826,719	1,475,687	1,688,309

20.
Other Income and Other Expenses
(a)
Details of other income for the years ended December 31, 2022, 2023 and 2024 are as follows:

(In millions of won)
	2022		2023	2024
Foreign currency gain	₩	3,098,553	1,398,181	1,972,046
Gain on disposal of property, plant and equipment		25,737	34,961	51,792
Gain on disposal of intangible assets		—	1,989	25
Reversal of impairment loss on property, plant and equipment		3,181	7	4,314
Rental income		2,806	2,271	1,755
Others		55,560	34,849	70,511
Total	₩	3,185,837	1,472,258	2,100,443

(b)
Details of other expenses for the years ended December 31, 2022, 2023 and 2024 are as follows:

(In millions of won)
	2022		2023	2024
Foreign currency loss	₩	2,957,048	1,516,528	2,479,014
Loss on disposal of property, plant and equipment		54,432	102,453	76,771
Impairment loss on property, plant and equipment		1,260,436	60,072	98,525
Impairment loss on intangible assets		136,372	54,833	72,490
Others		38,126	52,348	71,181
Total	₩	4,446,414	1,786,234	2,797,981

21.
Finance Income and Finance Costs

Details of finance income and costs recognized in profit or loss for the years ended December 31, 2022, 2023 and 2024 are as follows:

(In millions of won)
	2022		2023	2024
Finance income
Interest income	₩	85,624	134,664	87,692
Foreign currency gain		308,665	560,633	375,557
Gain on transaction of derivatives		49,503	178,610	274,173
Gain on valuation of derivatives		193,570	239,973	145,078
Gain on valuation of financial assets at fair value through profit or loss		11,678	5,288	532
Gain on valuation of financial liabilities at fair value through profit or loss		220,240	—	—
Others		3,779	3,126	62
Total	₩	873,059	1,122,294	883,094

Finance costs
Interest expense	₩	414,521	723,429	909,640
Foreign currency loss		440,604	512,456	861,409
Loss on sale of trade accounts and notes receivable		37,087	48,600	26,178
Loss on transaction of derivatives		359	—	—
Loss on valuation of derivatives		65,585	316,467	5,771
Loss on valuation of financial assets at fair value through profit or loss		5,205	18,562	9,122
Others		3,002	15,020	9,792
Total	₩	966,363	1,634,534	1,821,912

22.
Income Tax Benefit (Expense)
(a)
Details of income tax benefit (expense) for the years ended December 31, 2022, 2023 and 2024 are as follows:

(In millions of won)
	2022		2023	2024
Current tax benefit (expense)
Current year	₩	(206,465)	(260,556)	(191,865)
Adjustment for prior years		59,484	67,985	(32,276)
Subtotal	₩	(146,981)	(192,571)	(224,141)
Deferred tax benefit
Changes in temporary differences	₩	384,766	955,283	6,381
Income tax benefit (expense)	₩	237,785	762,712	(217,760)

22.
Income Tax Benefit (Expense), Continued
(b)
Details of income tax benefit (expense) recognized in equity for the years ended December 31, 2022, 2023, and 2024 are as follows:

(In millions of won)
	2022
	Before tax		Income tax effect	Net of tax
Remeasurements of net defined benefit liabilities (assets)	₩	165,864	(43,503)	122,361
Gain (loss) on valuation of derivatives		12,495	(3,268)	9,227
Foreign currency translation differences		(80,718)	(245)	(80,963)
Change in equity of equity method investee		(11,603)	1,925	(9,678)
Total	₩	86,038	(45,091)	40,947

(In millions of won)
	2023
	Before tax		Income tax effect	Net of tax
Remeasurements of net defined benefit liabilities (assets)	₩	64,635	(14,818)	49,817
Foreign currency translation differences		43,572	(20,429)	23,143
Change in equity of equity method investee		(2,679)	25	(2,654)
Total	₩	105,528	(35,222)	70,306

(In millions of won)
	2024
	Before tax		Income tax effect	Net of tax
Remeasurements of net defined benefit liabilities (assets)	₩	(154,203)	22,368	(131,835)
Foreign currency translation differences		997,729	(71,092)	926,637
Acquisition of non-controlling shareholders' interests in subsidiaries		(61,512)	14,093	(47,419)
Change in equity of equity method investee		3,235	—	3,235
Total	₩	785,249	(34,631)	750,618

22.
Income Tax Benefit (Expense), Continued
(c)
Reconciliation of the effective tax rate for the years ended December 31, 2022, 2023, and 2024 are as follows:

(In millions of won)
	2022		2023	2024
Loss for the year	₩	(3,195,585)	(2,576,729)	(2,409,300)
Income tax benefit (expense)		237,785	762,712	(217,760)
Loss before income tax	₩	(3,433,370)	(3,339,441)	(2,191,540)
Income tax benefit using the statutory tax rate of each country		738,403	789,941	527,019
Income not subject to tax (Expenses not deductible for tax purposes)		(18,742)	(19,759)	2,704
Tax credits		145,189	207,745	22,854
Change in unrecognized deferred tax assets (*1)		(457,763)	(156,783)	(703,714)
Adjustment for prior years		2,072	10,726	(13,807)
Effect on change in tax rate		(168,372)	(60,134)	(54,821)
Others		(3,002)	(9,024)	2,005
Total	₩	237,785	762,712	(217,760)
Effective tax rate	(*2)		(*2)	(*2)

(*1) The effect of changes in deferred tax assets related to tax loss carryforwards and tax credit carryforwards that are not realizable based on the estimates of future taxable profit.

(*2) Actual effective tax rate is not calculated due to loss before income tax for the years ended December 31, 2022, 2023 and 2024.

(d)
Global Minimum Tax

Under Pillar Two legislation, the Group is liable to pay a top-up tax for the difference between the GloBE effective tax rate per jurisdiction and the 15% minimum rate. The Group has assessed its impact of the Pillar Two legislation on its financial statements. As a result of the assessment, the Group has no current tax expenses related to Pillar Two legislation for the year ended December 31, 2024.

23.
Deferred Tax Assets and Liabilities
(a)
Details of the recovery and settlement timings for deferred tax assets and liabilities as of December 31, 2023 and 2024 are as follows:

(In millions of won)
	2023		2024
Deferred tax assets
Deferred tax asset to be recovered after more than 12 months	₩	3,879,071	3,694,831
Deferred tax asset to be recovered within 12 months		370,009	493,850
Total deferred tax assets		4,249,080	4,188,681
Deferred tax liabilities
Deferred tax liability to be settled after more than 12 months	₩	588,669	496,851
Deferred tax liability to be settled within 12 months		99,619	187,653
Total deferred tax liabilities		688,288	684,504
Deferred tax assets after offsetting	₩	3,560,792	3,504,177

23.
Deferred Tax Assets and Liabilities, Continued
(b)
Changes in deferred tax assets and liabilities for the years ended December 31, 2023 and 2024 are as follows:

(In millions of won)
	January 1, 2023		Profit or loss for 2023	Other comprehensive loss for 2023	December 31, 2023	Profit or loss for 2024	Other comprehensive income (loss) and others for 2024	Classified as held for sale	December 31, 2024
Other accounts receivable	₩	(2,009)	1,948	—	(61)	(4,409)	—	—	(4,470)
Inventories		62,014	(10,286)	—	51,728	12,897	—	(1,498)	63,127
Defined benefits assets and others		(95,850)	20,915	(14,818)	(89,753)	53,721	22,368	—	(13,664)
Subsidiaries and associates		(252,375)	183,130	(20,404)	(89,649)	(3,731)	(56,999)	—	(150,379)
Accrued expenses		111,293	(13,426)	—	97,867	8,902	—	(176)	106,593
Tangible and Intangible Assets		708,093	(130,785)	—	577,308	(58,721)	—	60,747	579,334
Provisions		57,210	(17,624)	—	39,586	(4,666)	—	—	34,920
Other temporary differences		86,252	(27,521)	—	58,731	(8,413)	—	(15,100)	35,218
Tax loss carryforwards		1,795,132	971,688	—	2,766,820	14,365	—	(72,338)	2,708,847
Tax credit carryforwards		170,971	(22,756)	—	148,215	(3,564)	—	—	144,651
Deferred tax assets (liabilities)	₩	2,640,731	955,283	(35,222)	3,560,792	6,381	(34,631)	(28,365)	3,504,177

(c)
Details of deductible (taxable) temporary differences, tax credit carryforwards and tax credit carryforwards unrecognized as deferred tax assets (liabilities) as of December 31, 2024, are as follows:

(In millions of won)
	Amount	Reason
Investments with its subsidiary	(1,125,864)	Unlikely to reverse (dispose of) in the foreseeable future
Tax credit carryforwards (*1)	949,968	Uncertainty of future taxable profit
Tax loss carryforwards (*2)	2,946,346	Uncertainty of future taxable profit

(*1) Unrecognized tax credit carryforwards due to the low probability of realization in the future as of December 31, 2024, will be expired from 2025.

(*2) Unrecognized tax loss carryforwards due to the low probability of realization in the future as of December 31, 2024, will be expired from 2029.

24.
Loss per Share
(a)
Basic loss per share for the years ended December 31, 2022, 2023 and 2024 are as follows:

(In won and number of shares)
	2022		2023	2024
Loss attributable to owners of the Parent Company for the year	₩	(3,071,564,667,651)	(2,733,741,837,803)	(2,562,606,429,762)
Weighted-average number of common stocks outstanding		380,884,673	380,884,673	471,252,355
Basic loss per share	₩	(8,064)	(7,177)	(5,438)

Due to paid-in capital increase for the year ended December 31, 2024, the number of outstanding shares has increased. The weighted-average number of common shares outstanding for comparative periods have been adjusted considering a bonus element in a rights issue to existing shareholders for the year ended December 31, 2024.

(b)
Diluted loss per share is not different from basic loss per share as there are no dilution effects of potential common stocks.
25.
Financial Risk Management

The Group is exposed to credit risk, liquidity risk and market risk. The Group identifies and analyzes such risks, and controls are implemented under a risk management system to monitor and manage these risks at below an acceptable level.

(a)
Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and equity prices, which will affect the Group’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.

i)
Currency risk

The Group is exposed to currency risk on sales, purchases and borrowings that are denominated in a currency other than the functional currency of the Parent Company, Korean won (KRW). The currencies in which these transactions primarily are denominated are USD, CNY, JPY, etc.

Interest on borrowings is accrued in the currency of the borrowing. Generally, borrowings are denominated in currencies that match the cash flows generated by the underlying operations of the Group, primarily KRW, USD, and CNY.

The Group adopts policies to ensure that its net exposure is kept to a manageable level by buying or selling foreign currencies at spot rates when necessary to address short-term imbalances. In respect of monetary assets and liabilities denominated in foreign currencies, the Group manages currency risk through continuously managing the position of foreign currencies, measuring the currency risk and, if necessary, using derivatives such as currency forwards, currency swap and others.

i)
Exposure to currency risk

The Group’s exposure to foreign currency risk for major foreign currencies based on notional amounts as of December 31, 2023 and 2024 is as follows:

(In millions)	Net exposure
	December 31, 2023	December 31, 2024
USD	(859)	(215)
JPY	(23,398)	(13,932)
CNY	(19,043)	(26,923)
VND	(1,796,335)	(1,485,175)

Net exposure is the difference between foreign currency assets and liabilities and it includes derivatives assets and liabilities from cross currency interest rate swap contracts and forward exchange contracts.

Cross currency interest rate swap contracts, USD 500 million (2023: USD 500 million) and CNY 726 million (2023: CNY 345 million) were entered into to manage currency risk with respect to foreign currency denominated borrowings and USD 980 million (2023: USD 1,430 million) were entered into to manage currency risk and interest rate risk with respect to foreign currency denominated borrowings and bonds.

Forward exchange contracts, USD 750 million (2023: USD 1,200 million) were entered into to manage currency risk with respect to advances received in foreign currency.

25.
Financial Risk Management, Continued

Average exchange rates applied for the years ended December 31, 2022, 2023 and 2024 and the exchange rates as of December 31, 2023 and 2024 are as follows:

(In won)
	Average rate (year-to-date)				Reporting date spot rate
	2022		2023	2024	December 31, 2023	December 31, 2024
USD	₩	1,291.15	1,306.12	1,363.09	1,289.40	1,470.00
JPY		9.85	9.32	9.01	9.13	9.36
CNY		191.60	184.28	189.13	180.84	201.27
VND		0.0551	0.0548	0.0544	0.0532	0.0577

ii)
Sensitivity analysis

A weaker won, as indicated below, against the following currencies which comprise the Group’s assets or liabilities denominated in a foreign currency as of December 31, 2023 and 2024 would have increased (decreased) equity and profit or loss by the amounts shown below. This analysis is based on foreign currency exchange rate variances that the Group considers to be reasonably possible at the end of the reporting period. The analysis assumes that all other variables, in particular interest rates, would remain constant. The changes in equity and profit or loss would have been as follows:

(In millions of won)
	December 31, 2023			December 31, 2024
	Equity		Profit or loss	Equity	Profit or loss
USD (5 percent weakening)	₩	(68,615)	44,361	(7,533)	(27,651)
JPY (5 percent weakening)		(8,160)	(8,480)	(5,001)	(5,123)
CNY (5 percent weakening)		(172,198)	(2)	(270,943)	(1)
VND (5 percent weakening)		(3,683)	(3,683)	(3,303)	(3,303)

A stronger won against the above currencies as of December 31, 2023 and 2024 would have had the equal but opposite effect on the above currencies to the amounts shown above, on the basis that all other variables remain constant.

iii)
Fair value hedging derivatives

In relation to advances received that are denominated in foreign currency, the Group uses derivative instruments to hedge change of fair value due to foreign currency exchange rate changes.

Hedging instrument	Contractor	Contract amount (In millions)	Contract exchange rate	Maturity date	Change in value (In millions of won)	Ineffective portion of risk hedging (In millions of won)
Forward	Standard Chartered Bank Korea Limited and others	USD 750	1,289.11 ~ 1,310.08	2025.01 ~ 2026.01	155,149	19,699

25.
Financial Risk Management, Continued
(ii)
Interest rate risk

Interest rate risk arises principally from the Group’s variable interest-bearing bonds and borrowings. The Group establishes and applies its policy to reduce uncertainty arising from fluctuations in interest rates and to minimize finance cost and manages interest rate risk by monitoring of trends of fluctuations in interest rate and establishing plan for countermeasures. Meanwhile, the Group entered into cross currency interest rate swap contracts amounting to USD 980 million (~~W~~1,440,600 million) and interest rate swap contracts amounting to ~~W~~915,000 million in notional amount to hedge interest rate risk with respect to variable interest bearing borrowings.

i)
Profile

The interest rate profile of the Group’s interest-bearing financial instruments as of December 31, 2023 and 2024 is as follows:

(In millions of won)
	December 31, 2023		December 31, 2024
Fixed rate instruments
Financial assets	₩	3,163,490	2,023,710
Financial liabilities		(6,333,238)	(4,722,962)
Total	₩	(3,169,748)	(2,699,252)
Variable rate instruments
Financial liabilities	₩	(10,195,891)	(9,827,152)

ii)
Equity and profit or loss sensitivity analysis for variable rate instruments

As of December 31, 2023 and 2024, a change of 100 basis points in interest rates at the reporting date would have increased (decreased) equity and profit or loss by the amounts shown below for the respective following 12 month periods. This analysis assumes that all other variables, in particular foreign currency rates, remain constant.

(In millions of won)
	Equity			Profit or loss
	1%p increase		1%p decrease	1%p increase	1%p decrease
December 31, 2023
Variable rate instruments (*)	₩	(78,590)	78,590	(78,590)	78,590
December 31, 2024
Variable rate instruments (*)	₩	(75,758)	75,758	(75,758)	75,758

(*) Included financial instruments for which interest rate swap contracts, not designated as hedging instruments, were entered into.
(b)
Credit risk

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Group’s receivables from customers.

The Group’s exposure to credit risk of trade and other receivables is influenced mainly by the individual characteristics of each customer. However, management believes that the default risk of the country in which each customer operates, does not have a significant influence on credit risk since the majority of the customers are global electronic appliance manufacturers operating in global markets.

The Group establishes credit limits for each customer and each new customer is analyzed quantitatively and qualitatively before determining whether to utilize third party guarantees, insurance or factoring as appropriate.

25.
Financial Risk Management, Continued

In relation to the impairment of financial assets subsequent to initial recognition, the Group recognizes the changes in expected credit loss (“ECL”) in profit or loss at each reporting date.

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk as of December 31, 2023 and 2024 is as follows:

(In millions of won)
	December 31, 2023		December 31, 2024
Financial assets carried at amortized cost
Cash equivalents	₩	2,257,519	2,021,640
Deposits in banks		905,982	611
Trade accounts and notes receivable, net(*)		3,218,093	3,624,477
Non-trade receivables		112,739	227,477
Accrued income		14,246	22,552
Deposits		18,378	16,747
Loans		59,884	37,143
Subtotal		6,586,841	5,950,647
Other financial assets
Lease receivables		4,130	10,063
Subtotal	₩	4,130	10,063
Financial assets at fair value through profit or loss
Convertible securities	₩	3,127	1,470
Derivatives		169,703	256,251
Subtotal	₩	172,830	257,721
Financial assets effective for fair value hedging
Derivatives		—	119,098
Total	₩	6,763,801	6,337,529

(*) As of December 31, 2024, it includes financial assets amounting to ~~W~~1,123,869 million held under the business model to achieve the purpose through the receipt of contractual cash flows and the sale of financial assets are included.

Trade accounts and notes receivable are insured in order for the Group to manage credit risk if they do not meet the Group’s internal credit ratings. Uninsured trade accounts and notes receivable are managed by continuous monitoring of internal credit rating standards established by the Group and seeking insurance coverage, if necessary.

There are no significant concentrations of credit risk, whether through exposure to individual customers, specific industry sectors and/or regions.

(c)
Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or other financial assets. The Group’s liquidity management policy involves projecting cash flows in major currencies and considering the level of liquid assets necessary to meet these, monitoring liquidity ratios against internal and external regulatory requirements and maintaining debt financing plans.

The Group has historically been able to satisfy its cash requirements from cash flows from operations and debt and equity financing. In addition, the Group maintains a line of credit with various banks.

25.
Financial Risk Management, Continued

The following are the contractual maturities of financial liabilities, including estimated interest payments, as of December 31, 2023 and 2024.

			2023
(In millions of won)			Contractual cash flows in
	Carrying amount		Total	6 months or less	6-12 months	1-2 years	2-5 years	More than 5 years
Non-derivative financial liabilities
Borrowings	₩	15,040,986	16,309,036	3,534,173	1,900,982	6,231,118	4,397,095	245,668
Bonds		1,488,143	1,597,741	111,169	319,011	642,996	524,565	—
Trade accounts and notes payable(*)		4,175,064	4,175,064	3,969,497	205,567	—	—	—
Other accounts payable(*)		2,918,903	2,921,719	2,688,979	232,740	—	—	—
Long-term other accounts payable		357,907	413,255	—	—	129,587	175,358	108,310
Security deposits received		153,370	190,329	3,120	4,597	1,047	181,565	—
Lease liabilities		73,364	77,246	29,980	21,335	11,848	11,461	2,622
Derivative financial liabilities
Derivatives	₩	63,526	45,705	18,781	3,988	12,474	10,462	—
Cash outflow		—	1,385,858	657,325	47,527	510,676	170,330	—
Cash inflow		—	(1,340,153)	(638,544)	(43,539)	(498,202)	(159,868)	—
Fair value hedging derivatives		36,052	36,052	1,514	5,878	20,282	8,378	—
Total	₩	24,307,315	25,766,147	10,357,213	2,694,098	7,049,352	5,308,884	356,600

(*) As of December 31, 2023, it includes ~~W~~1,092,180 million of payable to credit card companies for utility expenses and others paid using business credit card for purchases. The Group presented the payable to credit card companies as other accounts payable and disclosed related cash flows as operating and investing activities since the Group is using the business credit card for purchases through agreements with suppliers for transactions arising from purchasing of goods and services, the payment term is within a year from the purchase, as part of the normal operating cycle, and no collateral is provided.

25.
Financial Risk Management, Continued

			2024
(In millions of won)			Contractual cash flows in
	Carrying amount		Total	6 months or less	6-12 months	1-2 years	2-5 years	More than 5 years
Non-derivative financial liabilities
Borrowings	₩	13,412,275	14,453,995	3,730,807	2,609,727	3,941,215	4,146,933	25,313
Bonds		1,137,839	1,185,892	631,539	11,638	416,573	126,142	—
Trade accounts and notes payable(*)		4,156,149	4,156,149	3,884,788	271,361	—	—	—
Other accounts payable(*)		1,720,670	1,723,867	1,404,896	318,971	—	—	—
Long-term other accounts payable		279,774	323,400	—	—	69,090	192,570	61,740
Security deposits received		160,713	189,214	—	808	6,841	181,565	—
Lease liabilities		57,975	60,653	23,948	12,681	13,889	9,423	712
Derivative financial liabilities
Derivatives	₩	10,768	11,184	930	3,447	4,495	2,312	—
Cash outflow		—	75,016	21,402	20,467	22,342	10,805	—
Cash inflow		—	(63,832)	(20,472)	(17,020)	(17,847)	(8,493)	—
Total	₩	20,936,163	22,104,354	9,676,908	3,228,633	4,452,103	4,658,945	87,765

(*) As of December 31, 2024, it includes ~~W~~1,187,450 million of payable to credit card companies for utility expenses and others paid using business credit card for purchases. The Group presented the payable to credit card companies as trade account notes payables and other accounts payable and disclosed related cash flows as operating and investing activities since the Group is using the business credit card for purchases through agreements with suppliers for transactions arising from purchasing of goods and services, the payment term is within a year from the purchase, as part of the normal operating cycle, and no collateral is provided.

It is not expected that the cash flows included in the maturity analysis could occur significantly earlier, or at significantly different amounts.

(d)
Capital management

Management’s policy is to maintain a capital base so as to maintain investor, creditor and market confidence and to sustain future development of the business. Liabilities to equity ratio, net borrowings to equity ratio and other financial ratios are used by management to achieve an optimal capital structure. Management also monitors the return on capital as well as the level of dividends to ordinary shareholders. The Group is also responsible for complying with certain financial ratios as part of capital maintenance conditions imposed externally. To fulfill this responsibility, the Group regularly monitors these financial ratios and takes proactive measures when necessary.

25.
Financial Risk Management, Continued

(In millions of won)
	December 31, 2023		December 31, 2024
Total liabilities	₩	26,988,754	24,786,759
Total equity		8,770,544	8,072,807
Cash and deposits in banks (*1)		3,163,493	2,022,240
Borrowings (including bonds)		16,529,129	14,550,114
Total liabilities to equity ratio		308%	307%
Net borrowings to equity ratio (*2)		152%	155%

(*1) Cash and deposits in banks consist of cash and cash equivalents and current deposits in banks.

(*2) Net borrowings to equity ratio is calculated by dividing total borrowings (including bonds and excluding lease liabilities and others) less cash and current deposits in banks by total equity.

(e)
Determination of fair value
(i)
Measurement of fair value

A number of the Group’s accounting policies and disclosures require the determination of fair value, for both financial and non-financial assets and liabilities. Fair values have been determined for measurement and/or disclosure purposes based on the following methods. When applicable, further information about the assumptions made in determining fair values is disclosed in the notes specific to that asset or liability.

(ii)
Fair values versus carrying amounts

The fair values of financial assets and liabilities, together with the carrying amounts shown in the consolidated statements of financial position as of December 31, 2023 and 2024 are as follows:

25.
Financial Risk Management, Continued

(In millions of won)	December 31, 2023			December 31, 2024
	Carrying amounts		Fair values	Carrying amounts	Fair values
Financial assets carried at amortized cost
Cash and cash equivalents	₩	2,257,522	(*1)	2,021,640	(*1)
Deposits in banks		905,982	(*1)	611	(*1)
Trade accounts and notes receivable (*3)		3,218,093	(*1)	3,624,477	(*1)
Non-trade receivables		112,739	(*1)	227,477	(*1)
Accrued income		14,246	(*1)	22,552	(*1)
Deposits		18,378	(*1)	16,747	(*1)
Loans		59,884	(*1)	37,143	(*1)
Financial assets at fair value through profit or loss
Equity instruments	₩	87,027	87,027	120,501	120,501
Convertible securities		3,127	3,127	1,470	1,470
Derivatives		169,703	169,703	256,251	256,251
Financial assets effective for fair value hedging
Derivatives		—	—	119,098	119,098
Other Financial assets
Lease receivables		4,130	(*1)	10,063	(*1)
Financial liabilities carried at amortized cost
Borrowings	₩	15,040,986	15,101,258	13,412,275	13,482,726
Bonds		1,488,143	1,479,725	1,137,839	1,142,725
Trade accounts and notes payable		4,175,064	(*1)	4,156,149	(*1)
Other accounts payable		3,276,810	(*1)	2,000,444	(*1)
Security deposits received		153,370	(*1)	160,713	(*1)
Financial liabilities at fair value through profit or loss
Derivatives		63,526	63,526	10,768	10,768
Financial liabilities effective for fair value hedging
Derivatives		36,052	36,052	—	—
Other Financial liabilities
Lease liabilities		73,364	(*2)	57,975	(*2)

(*1) Excluded from disclosures as the carrying amount approximates fair value.

(*2) Excluded from the fair value disclosures in accordance with IFRS 7 ‘Financial Instruments: Disclosures’.

(*3) As of December 31, 2024, it includes financial assets amounting to ~~W~~1,123,869 million held under the business model to achieve the purpose through the receipt of contractual cash flows and the sale of financial assets are included.

25.
Financial Risk Management, Continued
(iii)
Fair values of financial assets and liabilities
i)
Fair value hierarchy

Financial instruments carried at fair value are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques. The different levels have been defined as follows:

▪
Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities
▪
Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly
▪
Level 3: inputs for the asset or liability that are not based on observable market data

The Group measures fair value for financial reporting purposes, including fair value measurements categorized as Level 3, and consults on the fair value assessment process and its results in accordance with the financial reporting schedule.

ii)
Valuation techniques and inputs for Assets and Liabilities measured by the fair value hierarchy

Fair value hierarchy classifications of the financial instruments that are measured at fair value as of December 31, 2023 and 2024 are as follows:

(In millions of won)	December 31, 2023
Classification	Level 1		Level 2	Level 3	Total
Financial assets at fair value through profit or loss
Equity securities	₩	—	—	87,027	87,027
Convertible securities		—	—	3,127	3,127
Derivatives		—	169,703	—	169,703
Financial liabilities at fair value through profit or loss
Derivatives	₩	—	63,526	—	63,526
Financial liabilities effective for fair value hedging
Derivatives	₩	—	36,052	—	36,052

	December 31, 2024
(In millions of won)
Classification	Level 1		Level 2	Level 3	Total
Financial assets at fair value through profit or loss
Equity securities	₩	18,958	—	101,543	120,501
Convertible securities		—	—	1,470	1,470
Derivatives		—	256,251	—	256,251
Financial assets effective for fair value hedging
Derivatives	₩	—	119,098		119,098
Financial liabilities at fair value through profit or loss
Derivatives	₩	—	10,768	—	10,768

25.
Financial Risk Management, Continued

The valuation techniques and inputs for assets and liabilities measured at fair value those are classified as Level 2 and Level 3 within the fair value hierarchy as of December 31, 2023 and 2024 are as follows:

(In millions of won)	December 31, 2023			December 31, 2024
Classification	Level 2		Level 3	Level 2	Level 3	Valuation technique	Input
Financial assets at fair value through profit or loss
Equity securities	₩	—	87,027	—	101,543	Net asset value method and Comparable company analysis	Price to book value ratio
Convertible securities		—	3,127	—	1,470	Blended discount model and binominal option pricing model	Discount rate, stock price and volatility
Derivatives		169,703	—	256,251	—	Discounted cash flow	Discount rate and Exchange rate
Financial assets effective for fair value hedging
Derivatives	₩	—	—	119,098	—	Discounted cash flow	Discount rate and Exchange rate
Financial liabilities at fair value through profit or loss
Derivatives	₩	63,526	—	10,768	—	Discounted cash flow	Discount rate and Exchange rate
Financial liabilities effective for fair value hedging
Derivatives	₩	36,052	—	—	—	Discounted cash flow	Discount rate and Exchange rate

iii)
Financial instruments not measured at fair value but for which the fair value is disclosed

Fair value hierarchy classifications, valuation technique and inputs for fair value measurements of the financial instruments not measured at fair value but for which the fair value is disclosed as of December 31, 2023 and 2024 are as follows:

(In millions of won)	December 31, 2023
Classification	Level 1		Level 2	Level 3	Valuation technique	Input
Liabilities
Borrowings	₩	—	—	15,101,258	Discounted cash flow	Discount rate
Bonds		—	—	1,479,725	Discounted cash flow	Discount rate

(In millions of won)	December 31, 2024
Classification	Level 1		Level 2	Level 3	Valuation technique	Input
Liabilities
Borrowings	₩	—	—	13,482,726	Discounted cash flow	Discount rate
Bonds		—	—	1,142,725	Discounted cash flow	Discount rate

iv)
The interest rates applied for determination of the above fair value as of December 31, 2023 and 2024 are as follows:

	December 31, 2023	December 31, 2024
Borrowings, bonds and others	4.60%~5.02%	3.70%~3.96%

25.
Financial Risk Management, Continued
v)
There is no transfer between Level 1, Level 2 and Level 3 for the years ended December 31, 2023 and 2024, and the changes in financial assets classified as Level 3 of fair value measurements for the years ended December 31, 2023 and 2024 are as follows:

(In millions of won)
Classification	January 1, 2023		Acquisition	Disposal	Valuation	Changes in Foreign Exchange Rates	December 31, 2023
Equity securities	₩	96,064	3,286	(414)	(13,315)	1,406	87,027
Convertible securities		1,797	1,329	—	41	(40)	3,127

(In millions of won)
Classification	January 1, 2024		Acquisition	Disposal	Valuation	Changes in Foreign Exchange Rates	December 31, 2024
Equity securities	₩	87,027	5,470	(128)	(2,809)	11,983	101,543
Convertible securities		3,127	—	(1,838)	—	181	1,470

(f)
Net gains and losses by category of financial instruments

The net gains and losses by category of financial instruments for the years ended December 31, 2022, 2023 and 2024 are as follows:

(In millions of won)
	2022
	Financial assets at amortized cost		Financial liabilities at amortized cost	Financial assets at FVTPL	Financial liabilities at FVTPL	Derivatives (*)	Total
Interest income	₩	85,624	—	—	—	—	85,624
Interest expense		—	(403,415)	—	(11,106)	—	(414,521)
Foreign currency differences		1,061,416	(946,650)	—	(105,492)	—	9,274
Reversal of bad debt expense		569	—	—	—	—	569
Gain or loss on disposal		(37,087)	—	171	(2,672)	—	(39,588)
Gain or loss on valuation		—	—	6,473	220,240	—	226,713
Gain or loss on derivative		—	—	—	—	177,130	177,130
Others		—	—	—	(43)	—	(43)
Total	₩	1,110,522	(1,350,065)	6,644	100,927	177,130	45,158

(*) Derivatives exclude cash flow hedging derivatives.

25.
Financial Risk Management, Continued

(In millions of won)
	2023
	Financial assets at amortized cost		Financial liabilities at amortized cost	Financial assets at FVTPL	Financial assets at FVOCI	Derivatives	Others	Total
Interest income	₩	134,388	—	—	—	—	276	134,664
Interest expense		—	(720,086)	—	—	—	(3,343)	(723,429)
Foreign currency differences		108,546	(176,376)	—	—	(36,052)	—	(103,882)
Reversal of bad debt expense		181	—	—	—	—	—	181
Gain or loss on disposal		(48,600)	—	132	(329)	—	—	(48,797)
Gain or loss on valuation		—	—	(13,274)	—	—	—	(13,274)
Gain or loss on repayment		—	(167)	—	—	—	—	(167)
Gain or loss on derivatives		—	—	—	—	102,116	—	102,116
Total	₩	194,515	(896,629)	(13,142)	(329)	66,064	(3,067)	(652,588)

(In millions of won)
	2024
	Financial assets at amortized cost		Financial liabilities at amortized cost	Financial assets at FVTPL	Financial assets at FVOCI	Derivatives	Others	Total
Interest income	₩	87,510	—	—	—	—	182	87,692
Interest expense		—	(906,766)	—	—	—	(2,874)	(909,640)
Foreign currency differences		1,189,874	(2,238,150)	—	—	190,906	—	(857,370)
Bad debt expense		(689)	—	—	—	—	—	(689)
Gain or loss on disposal		(7,708)	—	(109)	(18,470)	—	—	(26,287)
Gain or loss on valuation		—	—	(8,590)	—	—	—	(8,590)
Gain or loss on repayment		—	(678)	—	—	—	—	(678)
Gain or loss on derivatives		—	—	—	—	413,480	—	413,480
Total	₩	1,268,987	(3,145,594)	(8,699)	(18,470)	604,386	(2,692)	(1,302,082)

26.
Leases
(a)
Leases as lessee

The Group leases buildings, vehicles, machinery and equipment and others. Information about leases for which the Group is a lessee is presented below.

(i)
Right-of-use assets

Right-of-use assets related to leased properties that do not meet the definition of investment property are presented as property, plant and equipment (see Note 9(a)).

26.
Leases, Continued

Changes in right-of-use assets for the years ended December 31, 2023 and 2024 are as follows:

(In millions of won)
	2023
	Buildings and structures		Land	Machinery and equipment	Vehicles	Others	Total
Beginning balance	₩	51,033	51,804	598	8,502	721	112,658
Acquisitions		65,133	—	881	6,698	1,899	74,611
Depreciation		(56,471)	(2,846)	(770)	(7,482)	(780)	(68,349)
Gain or loss on foreign currency translation		(1,749)	2,291	5	(279)	58	326
Ending balance	₩	57,946	51,249	714	7,439	1,898	119,246

(In millions of won)
	2024
	Buildings and structures		Land	Machinery and equipment	Vehicles	Others	Total
Beginning balance	₩	57,946	51,249	714	7,439	1,898	119,246
Acquisitions		24,008	1	2,658	7,044	154	33,865
Depreciation		(56,080)	(3,063)	(1,645)	(6,879)	(778)	(68,445)
Gain or loss on foreign currency translation		13,877	8,410	23	456	292	23,058
Classified as held for sale		(11,599)	(5,585)	—	(1,563)	(44)	(18,791)
Ending balance	₩	28,152	51,012	1,750	6,497	1,522	88,933

(ii)
Amounts recognized in profit or loss from leases other than leases recorded as right-of-use assets for the years ended December 31, 2022, 2023 and 2024 are as follows:

(In millions of won)
	2022		2023	2024
Interest on lease liabilities	₩	(3,656)	(3,343)	(2,874)
Income from sub-leasing right-of-use assets		541	276	182
Expenses relating to short-term leases		(785)	(241)	(274)
Expenses relating to leases of low-value assets that are not short-term leases		(632)	(942)	(543)

(iii)
Changes in lease liabilities for the years ended December 31, 2023 and 2024 are as follows:

(In millions of won)
	2023		2024
Beginning balance	₩	72,788	73,364
Additions and others		70,716	55,619
Interest expense		3,343	2,874
Repayment of liabilities		(73,483)	(73,882)
Ending balance	₩	73,364	57,975

26.
Leases, Continued
(iv)
Total cash outflow from leases for the year ended December 31, 2024 amounted to ~~W~~74,517 million (2023: ~~W~~77,733).
(b)
Leases as lessor
(i)
Finance lease

For the years ended December 31, 2023 and 2024, the Group recognized interest income on lease receivables of ~~W~~276 million and ~~W~~182 million, respectively.

The following table sets out a maturity analysis of lease receivables, showing the undiscounted lease payments to be received after the reporting date.

(In millions of won)
	December 31, 2023		December 31, 2024
6 months or less	₩	3,580	3,255
6-12 months		597	3,255
1-2 years		—	3,797
Total undiscounted lease receivable	₩	4,177	10,307
Unearned finance income		(47)	(244)
Net Investment in the lease	₩	4,130	10,063

(ii)
Operating lease

The Group leases out investment property and a portion of property, plant and equipment as operating leases (see Note 9 and 11).

27.
Cash Flow Information
(a)
Details of cash flows generated from operations for the years ended December 31, 2022, 2023 and 2024 are as follows:

(In millions of won)
	2022		2023	2024
Loss for the year	₩	(3,195,585)	(2,576,729)	(2,409,300)
Adjustments for:
Income tax expense (benefit) (Note 22)		(237,785)	(762,712)	217,760
Depreciation and amortization (Note 18)		4,557,457	4,213,742	5,125,637
Gain on foreign currency translation		(702,144)	(313,378)	(587,019)
Loss on foreign currency translation		449,980	241,701	979,061
Expenses related to defined benefit plans (Note 13)		168,260	149,937	130,014
Gain on disposal of property, plant and equipment		(25,737)	(34,961)	(51,792)
Loss on disposal of property, plant and equipment		54,432	102,453	76,771
Impairment loss on property, plant and equipment		1,260,436	60,072	98,525
Reversal of impairment loss on property, plant and equipment		(3,181)	(7)	(4,314)
Gain on disposal of intangible assets		—	(1,989)	(25)
Loss on disposal of intangible assets		193	55	388
Impairment loss on intangible assets		136,372	54,833	72,490
Reversal of impairment loss on intangible assets		(1,975)	(242)	(14)
Impairment loss on investments		7,736	—	—
Expense on increase of provision		253,075	101,846	119,141
Finance income		(607,501)	(594,944)	(511,068)
Finance costs		781,205	1,162,598	1,480,007
Equity in loss (income) of equity method accounted investees, net		(5,558)	3,061	(5,412)
Others		(1,681)	(7,030)	(85,651)

Changes in:
Trade accounts and notes receivable		1,833,491	(1,013,938)	(395,513)
Other accounts receivable		(47,389)	39,377	(142,775)
Inventories		390,672	336,993	(85,850)
Other current assets		435,838	92,983	(14,479)
Other non-current assets		(10,125)	1,151	2,537
Trade accounts and notes payable		(282,082)	323,548	(46,796)
Other accounts payable		(625,606)	(47,798)	(529,621)
Accrued expenses		(514,500)	(47,088)	92,474
Provisions		(259,969)	(179,969)	(134,684)
Advances received		(1,977)	(19,461)	(16,161)
Proceeds from settlement of derivatives		—	—	35,757
Other current liabilities		(4,188)	(33,367)	(4,050)
Defined benefit liabilities, net		(381,405)	(45,123)	(38,018)
Long-term advances received		—	1,580,222	—
Other non-current liabilities		167,868	33,493	5,436
Cash generated from operations	₩	3,588,627	2,819,329	3,373,456

27.
Cash Flow Information, Continued
(b)
Changes in liabilities arising from financing activities for the years ended December 31, 2023 and 2024 are as follows:

(In millions of won)
				Non-cash transactions
	January 1, 2023		Cash flows from financing activities	Gain or loss on foreign currency translation	Interest expense	Others	December 31, 2023
Short-term borrowings	₩	2,578,552	(716,386)	13,469	—	—	1,875,635
Long-term borrowings		10,964,112	2,139,554	50,174	3,271	8,240	13,165,351
Bonds		1,448,746	35,276	2,237	1,717	167	1,488,143
Lease liabilities		72,788	(73,483)	(312)	—	74,371	73,364
Dividend payable		—	(34,098)	(44)	—	41,444	7,302
Total	₩	15,064,198	1,350,863	65,524	4,988	124,222	16,609,795

(In millions of won)
				Non-cash transactions
	January 1, 2024		Cash flows from financing activities	Gain or loss on foreign currency translation	Interest expense	Classification of liabilities held for sale	Others	December 31, 2024
Short-term borrowings	₩	1,875,635	(1,065,878)	159,838	—	—	—	969,595
Long-term borrowings		13,165,351	(726,352)	1,051,834	4,203	(1,060,592)	8,236	12,442,680
Bonds		1,488,143	(370,000)	18,004	1,692	—	—	1,137,839
Lease liabilities		73,364	(71,008)	16,752	—	(6,772)	45,639	57,975
Dividend payable		7,302	(136,519)	268	—	—	135,339	6,390
Total	₩	16,609,795	(2,369,757)	1,246,696	5,895	(1,067,364)	189,214	14,614,479

(c)
Details of significant non-cash transactions for the years ended December 31, 2022, 2023 and 2024 are as follows:

(In millions of won)
	2022		2023	2024
Changes in other accounts payable arising from the purchase of property, plant and equipment	₩	480,322	(348,046)	(630,267)
Changes in other accounts payable arising from the purchase of intangible assets		(113,185)	(27,918)	(137,918)
Recognition of right-of-use assets and lease liabilities		54,927	74,611	33,865
Reclassification of the current portion of borrowings/bonds		(3,626,345)	(3,441,686)	(6,559,088)
Classification of assets held for sale		—	—	983,317
Classification of liabilities held for sale		—	—	1,656,841

28.
Related Parties and Others
(a)
Related parties

Details of related parties as of December 31, 2024 are as follows:

Classification	Description
Associates (*)	Paju Electric Glass Co., Ltd. and others
Entity that has significant influence over the Parent Company	LG Electronics Inc.
Subsidiaries of the entity that has significant influence over the Parent Company	Subsidiaries of LG Electronics Inc.

(*) Details of associates are described in Note 8.

28.
Related Parties and Others, Continued
(b)
Details of major transactions with related parties for the years ended December 31, 2022, 2023 and 2024 are as follows:

(In millions of won)	2022
				Purchase and others
	Sales and others		Dividend income	Purchase of raw material and others	Others (*1)
Associates
AVATEC Co., Ltd.	₩	—	—	64,550	3,617
Paju Electric Glass Co., Ltd.		—	4,361	245,962	2,942
WooRee E&L Co., Ltd.		—	—	12,321	2
YAS Co., Ltd.		—	100	14,291	37,989
Material Science Co., Ltd.		—	—	17	—
Entity that has significant influence over the Parent Company
LG Electronics Inc.(*2)	₩	238,358	—	19,808	655,179
Subsidiaries of the entity that has significant influence over the Parent Company
LG Electronics India Pvt. Ltd.	₩	70,514	—	—	519
LG Electronics Vietnam Haiphong Co., Ltd.		468,380	—	—	882

(In millions of won)	2022
				Purchase and Others
	Sales and others		Dividend income	Purchase of raw material and others	Others (*1)
LG Electronics Nanjing New Technology Co., Ltd.	₩	334,099	—	—	1,178
LG Electronics RUS, LLC		23,458	—	—	414
LG Electronics do Brasil Ltda.		88,835	—	—	200
LG Innotek Co., Ltd.		27,698	—	10,122	79,515
LG Electronics Mlawa Sp. z o.o.		1,178,140	—	—	1,089
LG Electronics Reynosa, S.A. DE C.V.		1,195,146	—	—	958
LG Electronics Egypt S.A.E.		72,055	—	—	372
LG Electronics Japan, Inc.		—	—	—	7,323
P.T. LG Electronics Indonesia		531,543	—	—	1,415
LG Electronics Taiwan Taipei Co., Ltd.		3,433	—	—	615
LG Technology Ventures LLC		—	—	—	4,922
HI-M Solutek Co., Ltd		—		58	9,258
LG Electronics U.S.A., Inc.		—	—	—	2,315
Others		572	—	592	1,521
Total	₩	4,232,231	4,461	367,721	812,225

(*1) Others include the amount of the acquisition of property, plant and equipment.

(*2) Others for LG Electronics Inc. include the amount of the acquisition of property, plant and equipment ~~W~~517,476 million.

28.
Related Parties and Others, Continued

(In millions of won)	2023
				Purchase and Others
	Sales and others		Dividend income	Purchase of raw material and others	Others (*1)
Associates
AVATEC Co., Ltd.	₩	—	—	43,662	11,003
Paju Electric Glass Co., Ltd.		—	15,200	176,831	4,341
WooRee E&L Co., Ltd.		—	—	7,853	513
YAS Co., Ltd.		—	—	9,832	23,202
Material Science Co., Ltd.		—	—	—	179
Entity that has significant influence over the Parent Company
LG Electronics Inc.(*2)	₩	231,935	—	22,370	501,094
Subsidiaries of the entity that has significant influence over the Parent Company
LG Electronics India Pvt. Ltd.	₩	47,031	—	—	270
LG Electronics Vietnam Haiphong Co., Ltd.		434,789	—	—	7,090

(In millions of won)	2023
				Purchase and others
	Sales and others		Dividend income	Purchase of raw material and others	Others (*1)
LG Electronics Nanjing New Technology Co., Ltd.	₩	350,207	—	—	451
LG Electronics do Brasil Ltda.		29,249	—	—	316
LG Innotek Co., Ltd.		7,754	—	14,970	100,272
LG Electronics Mlawa Sp. z o.o.		811,880	—	—	1,611
LG Electronics Reynosa S.A. DE C.V.		826,547	—	—	810
LG Electronics Egypt S.A.E		20,225	—	—	66
LG Electronics Japan, Inc.		114	—	—	6,278
LG Electronics RUS, LLC		360	—	—	2,359
LG Electronics U.S.A., Inc.		—	—	—	2,177
P.T. LG Electronics Indonesia		448,528	—	—	2,231
LG Electronics Nanjing Vehicle Components Co.,Ltd.		1,414	—	—	—
LG Technology Ventures LLC		—	—	—	2,596
HI-M Solutek Co., Ltd		—	—	9	7,316
Others		15	—	142	1,502
Total	₩	3,210,048	15,200	275,669	675,677

(*1) Others include the amount of the acquisition of property, plant and equipment.

(*2) Others for LG Electronics Inc. include the amount of the acquisition of property, plant and equipment ~~W~~320,555 million.

28.
Related Parties and Others, Continued

(In millions of won)	2024
				Purchase and others
	Sales and others		Dividend income	Purchase of raw material and others	Others (*2)
Associates
AVATEC Co., Ltd.(*1)	₩	—	200	52,983	2,947
Paju Electric Glass Co., Ltd.		—	—	237,002	8,428
WooRee E&L Co., Ltd.(*1)		—	—	5,045	32
YAS Co., Ltd.(*1)		—	—	5,266	7,578
Material Science Co., Ltd.		—	—	3,579	1,512
Entity that has significant influence over the Parent Company
LG Electronics Inc.(*3)	₩	349,194	—	19,959	354,362
Subsidiaries of the entity that has significant influence over the Parent Company
LG Electronics India Pvt. Ltd.	₩	52,736	—	—	275
LG Electronics Vietnam Haiphong Co., Ltd.		306,727	—	—	5,945

(In millions of won)	2024
				Purchase and Others
	Sales and others		Dividend income	Purchase of raw material and others	Others (*2)
LG Electronics Nanjing New Technology Co., Ltd.	₩	379,241	—	—	629
LG Electronics do Brasil Ltda.		32,165	—	—	248
LG Innotek Co., Ltd.		10,999	—	18,166	72,123
LG Electronics Mlawa Sp. z o.o.		977,531	—	—	1,105
LG Electronics Reynosa S.A. DE C.V.		973,432	—	—	746
LG Electronics Egypt S.A.E		24,454	—	—	32
LG Electronics Japan, Inc.		—	—	—	6,250
LG Electronics RUS, LLC		—	—	—	4,005
LG Electronics U.S.A., Inc.		—	—	—	2,128
P.T. LG Electronics Indonesia		482,099	—	—	1,254
HI-M Solutek Co., Ltd		—	—	—	9,636
LG Technology Ventures LLC		—	—	—	1,319
Others		330	—	462	1,579
Total	₩	3,588,908	200	342,462	482,133

(*1) For the year ended December 31, 2024, WooRee E&L Co., Ltd., AVATEC Co., Ltd. and YAS Co., Ltd. were excluded from related parties and others due to loss of significant influence and transaction amount is the amount prior to exclusion.

(*2) Others include the amount of the acquisition of property, plant and equipment.

(*3) Others for LG Electronics Inc. include the amount of the acquisition of property, plant and equipment ~~W~~184,999 million.

28.
Related Parties and Others, Continued
(c)
Trade accounts and notes receivable and payable as of December 31, 2023 and 2024 are as follows:

(In millions of won)
	Trade accounts and notes receivable and others			Trade accounts and notes payable and others
	December 31, 2023		December 31, 2024	December 31, 2023	December 31, 2024
Associates	₩
AVATEC Co., Ltd.(*1)		—	—	4,775	—
Paju Electric Glass Co., Ltd.		—	—	56,136	64,140
WooRee E&L Co., Ltd.(*1)		695	—	2,219	—
YAS Co., Ltd.(*1)		—	—	12,483	—
Material Science Co., Ltd.		—	—	118	261
Entity that has significant influence over the Parent Company
LG Electronics Inc. (*2)	₩	63,284	179,710	1,140,260	1,071,592
Subsidiaries of the entity that has significant influence over the Parent Company
LG Electronics India Pvt. Ltd.	₩	2,013	3,317	35	—
LG Electronics Vietnam Haiphong Co., Ltd.		76,952	72,521	1,403	921
LG Electronics Nanjing New Technology Co., Ltd.		38,502	61,922	27	15
LG Electronics do Brasil Ltda.		6,252	13,184	32	—
LG Innotek Co., Ltd. (*3)		3,002	1,803	216,049	207,258

(In millions of won)
	Trade accounts and notes receivable and others			Trade accounts and notes payable and others
	December 31, 2023		December 31, 2024	December 31, 2023	December 31, 2024
LG Electronics Mlawa Sp. z o.o.	₩	101,357	149,789	—	131
LG Electronics Reynosa, S.A. DE C.V.		64,208	55,500	109	—
LG Electronics Japan, Inc.		114	—	632	548
P.T. LG Electronics Indonesia		46,146	63,719	108	53
LG Electronics Taiwan Taipei Co., Ltd.		—	—	115	63
LG Electronics Egypt S.A.E		369	3,877	1	7
Others		251	261	2,184	5,779
Total	₩	403,145	605,603	1,436,686	1,350,768

(*1) For the year ended December 31, 2024, as it was excluded from related parties and others due to loss of significant influence, there are no outstanding receivables or payables.

(*2) Trade accounts and note payable and others for LG Electronics Inc. as of December 31, 2023 and 2024 includes long-term borrowings of ~~W~~1,000,000 million (see Note 12.(c)).

(*3) Trade accounts and note payable and others for LG Innotek Co., Ltd. as of December 31, 2023 and 2024 includes deposits received amount ~~W~~180,000 million from lease agreement.

28.
Related Parties and Others, Continued
(d)
Details of significant financial transactions with related parties and others for the years ended December 31, 2023 and 2024, are as follows:

	2023
(In millions of won)	Company Name	Borrowings		Collection of loans
Associates	WooRee E&L Co., Ltd.	₩	—	183
Entity that has significant influence over the Company	LG Electronics Inc.		1,000,000	—

The Group entered into a loan agreement with LG Electronics Inc. on March 27, 2023 for a total borrowing amount of ~~W~~1,000,000 million, and received ~~W~~650,000 million on March 30, 2023 and ~~W~~350,000 million on April 20, 2023.

	2024
(In millions of won)	Company Name	Capital increase		Collection of loans
Associates	WooRee E&L Co., Ltd.(*)	₩	—	256
Entity that has significant influence over the Company	LG Electronics Inc.		436,031	—

(*) For the year ended December 31, 2024, it was excluded from related parties and others due to loss of significant influence and transaction amount is the amount prior to exclusion.

There were no significant financing transactions with related parties for the year ended December 31, 2022.

(e)
Key management personnel compensation

Details of compensation costs of key management for the years ended December 31, 2022, 2023 and 2024 are as follows:

(In millions of won)
	2022		2023	2024
Short-term benefits	₩	2,305	2,291	2,397
Expenses related to the defined benefit plan		417	355	604
	₩	2,722	2,646	3,001

Key management refers to the registered directors who have significant control and responsibilities over the Parent Company’s operations and business.

(f)
At the end of the reporting period, the Group did not set an allowance for doubtful accounts on the balance of receivables for related parties.
29.
Assets and Liabilities Held for Sale (Disposal Group)

For the year ended December 31, 2024, management of the Group decided to sell 80% of its stake in LG Display (China) Co., Ltd. and 100% of its stake in LG Display Guangzhou Co., Ltd. to TCL CSOT. The contract was signed on September 26, 2024, and the transaction is expected to be completed within one year. As a result, the assets and liabilities held by LG Display (China) Co., Ltd. and LG Display Guangzhou Co., Ltd. are presented as assets and liabilities held for sale.

(a)
Details of assets and liabilities held for sale

(In millions of won)	December 31, 2024
Disposal Group(*)
Cash and cash equivalents	₩	158,415
Trade accounts and notes receivable, net		11,131
Other accounts receivables, net		10,809
Inventories		101,998
Prepaid income taxes		14,402
Other current assets and others		45,733
Property, plant and equipment, net		611,689
Intangible assets, net		775
Deferred tax assets		28,365
Total	₩	983,317
Liabilities in the Disposal Group
Trade accounts and notes payable	₩	466,907
Current financial liabilities		917,620
Other accounts payable		52,097
Accrued expenses		67,181
Advances received		2,364
Other Current liabilities and others		927
Non-current financial liabilities		149,745
Total	₩	1,656,841

(*) There is no impairment loss recognized for assets held for sale, as the net fair value of the disposal group is expected to exceed the carrying amount.

(b) Accumulated income directly recognized as other comprehensive income in relation to the disposal group classified as held for sale is ~~W~~291,363 million of foreign currency translation differences.

30.
Subsequent Event

The disposal of 80% of its stake in LG Display (China) Co., Ltd. and 100% of its stake in LG Display Guangzhou Co., Ltd. to TCL CSOT was completed on April 1, 2025.

Summary of Capital Surplus

Capital surplus as of December 31, 2023 and 2024 are as follows:

(In millions of won)
	December 31, 2023		December 31, 2024
Share premium	₩	2,251,113	2,821,006
Other capital surplus		—	(47,419)
Total	₩	2,251,113	2,773,587

Summary of Reserves at Reporting Date

Reserves as of December 31, 2023 and 2024 are as follows:

(In millions of won)
	December 31, 2023		December 31, 2024
Foreign currency translation differences	₩	548,792	1,025,319
Other comprehensive loss from associates		(32,816)	(29,496)
Other comprehensive income held for sale		—	291,363
Total	₩	515,976	1,287,186

Change in Reserves

The movement in reserves for the years ended December 31, 2022, 2023 and 2024 are as follows:

(In millions of won)
	Loss on valuation of derivatives		Foreign currency translation differences	Other comprehensive income (loss) from associates (excluding remeasurements)	Other comprehensive income (loss) held for sale	Total
January 1, 2022	₩	(9,227)	566,651	(20,282)	—	537,142
Change in reserves		9,227	(57,031)	(9,710)	—	(57,514)
December 31, 2022		—	509,620	(29,992)	—	479,628
January 1, 2023		—	509,620	(29,992)	—	479,628
Change in reserves		—	39,172	(2,824)	—	36,348
December 31, 2023		—	548,792	(32,816)	—	515,976
January 1, 2024		—	548,792	(32,816)	—	515,976
Change in reserves		—	476,527	3,320	291,363	771,210
December 31, 2024	₩	—	1,025,319	(29,496)	291,363	1,287,186

Summary of Retained earnings (accumulated deficit)
(c)
Retained earnings (accumulated deficit) as of December 31, 2023 and 2024 are as follows:

(In millions of won)
	December 31, 2023		December 31, 2024
Legal reserve (*)	₩	235,416	235,416
Other reserve		68,251	68,251
Defined benefit plan actuarial income (loss)		47,087	(84,833)
Unappropriated retained earnings (accumulated deflict)		2,325,260	(237,346)
Total(*)	₩	2,676,014	(18,512)

(*) The Commercial Code of the Republic of Korea requires the Parent Company to appropriate, as a legal reserve, an amount equal to a minimum of 10% of cash dividends paid until such reserve equals 50% of its issued share capital. The reserve is not available for the payment of cash dividends, but may be transferred to share capital or used to reduce accumulated deficit.